Advances	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Advances
Advances

Note 5. Advances

During the nine months ended April 30, 2016 and 2015, the Company received net, non-interest bearing advances totaling $829,137 and $867,488, respectively. Vista View Ventures, Inc. provided $810,752 and $867,488 of these advances for the nine months ended April 30, 2016 and 2015, respectively. These advances ae not collateralized, non-interest bearing and are due on demand. The advances were paid from Vista View Ventures Inc. to K.M. Delaney and Associates (See Note 8.) (“KMDA”) and then by KMDA to the Company on behalf of Vista View Ventures Inc. These advances are typically converted to convertible notes payable on a quarterly basis as discussed below. As of April 30, 2016 and July 31, 2015, advances in the amount of $18,385 and $0, respectively, are due under advances from third parties and are included in current liabilities on the consolidated balance sheets.

Note 4. Advances

During the years ended July 31, 2015 and 2014, the Company received net, non-interest bearing advances from Vista View Ventures Inc. totaling $1,142,949 and $602,059, respectively. No amounts were due under these advances as of July 31, 2015 and July 31, 2014. These advances are not collateralized, non-interest bearing and are due on demand. The advances were paid from Vista View Ventures, Inc. to KM Delaney and Assoc. (See Note 9) (“KMDA”) and then by KMDA to the Company on behalf of Vista View Ventures, Inc. These advances are typically converted to convertible notes payable on a quarterly basis as discussed below.